Summary of significant accounting policies (Details 1)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Total non-controlling interests	$ 1,858,425	¥ 12,657,550	¥ 5,173,851
Ocean H K [Member]
Defined Benefit Plan Disclosure [Line Items]
Total non-controlling interests	8,485	57,793	(2,001,657)
Hai Cloud Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Total non-controlling interests	$ 1,849,940	¥ 12,599,757	¥ 7,175,508